Commitments and contingencies (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2020	Aug. 31, 2021	Nov. 30, 2020	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Acquisitions percentage	100.00%
Number of shares issuance	966,667
Payment of share holder	$ 1,200,000
Convertible debt, non-current		$ 9,037,069		$ 10,793,459
Damages sought value	$ 2,890,000
Allinsports [member]
IfrsStatementLineItems [Line Items]
Convertible debt, non-current		6,468,330
Allinsports [member]
IfrsStatementLineItems [Line Items]
Payment of share holder		$ 2,625,657
Top of range [member]
IfrsStatementLineItems [Line Items]
Payment of share holder			$ 20,000,000